Annual Operating Expenses - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
Apr. 29, 2023
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.67%
VIP Dynamic Capital Appreciation Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.14%
Total annual operating expenses	0.77%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual operating expenses	0.92%